Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006-1806

T +1.202.373.6000

F +1.202.373.6001

www.bingham.com

April 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	KraneShares Trust (File Nos. 333–180870 and 811–22698) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, KraneShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1 (“PEA No. 1”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 1 is to introduce the following as new series of the Trust: the KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Urbanization ETF, and KraneShares CSI China Five Year Plan ETF.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 373-6095.

Sincerely,

/s/ Abigail Bertumen

Abigail Bertumen